Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Cash and cash equivalents [abstract]
Cash on hand	$ 37,459	$ 13,783
Total cash	37,459	13,783
Money market funds	27,528	39,586
Term deposits less than 3 months	5,302	26,857
Total cash equivalents	32,830	66,443
Cash and cash equivalents	$ 70,289	$ 80,226	[1]	$ 123,251		$ 161,305

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.